Document and Entity Information	6 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Glimpse Group, Inc.
Entity Central Index Key	0001854445
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex-Transition Period	false